ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
VAT payable	$ 4,054,300	$ 4,740,889
Other tax payables	93,282	80,592
Other	2,802,190	2,054,288
Total	$ 6,949,772	$ 6,875,769